ANNUAL REPORT

 . PACIFIC SELECT SEPARATE ACCOUNT OF PACIFIC MUTUAL LIFE INSURANCE COMPANY



                                                       [LOGO of PACIFIC SELECT]

Dear Pacific Select Policy Owner:

  We are pleased to share with you the 1996 Annual Report of the Pacific Select Separate Account ("Separate Account") of Pacific Mutual Life Insurance Company ("Pacific Mutual").

  The Separate Account supports your Pacific Select Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Mutual. The Separate Account is divided into subaccounts, called Variable Accounts. A fixed option is also available.

  The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1996, assuming a hypothetical Policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1996. Also assumed is that 100% of the premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 55, single premium payment of $50,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $134,671:

                               Money       High Yield    Managed     Government
                               Market         Bond         Bond      Securities     Growth
                              Variable      Variable     Variable     Variable      Variable
                              Account       Account      Account      Account       Account
                              1/07/88*      7/14/88*     2/22/88*     7/01/88*      2/18/88*
                             ----------   -----------   ----------   ----------   -----------

(1)  Policy purchased on date Variable Account began operations
AV** ....................    $63,914.92   $104,108.30   $89,684.15   $85,736.84   $155,780.22
CSV*** ..................     63,114.92    103,108.30    88,850.82    84,736.84    154,946.88

(2)  Policy purchased on 1/2/96
AV** ....................     51,594.13     54,649.87    51,187.11    50,529.84     60,689.03
CSV*** ..................     47,594.13     50,649.87    47,187.11    46,529.84     56,689.03

                               Growth       Equity        Multi-        Equity        Inter-
                                 LT         Income       Strategy        Index       national
                              Variable     Variable      Variable      Variable      Variable
                              Account       Account       Account       Account      Account
                              1/04/94*      3/21/88*      2/22/88*      2/12/91*     2/18/88*
                             ----------   -----------   -----------   -----------   ----------

(1)  Policy purchased on date Variable Account began operations
AV** ....................    $86,540.58   $123,494.86   $104,655.36   $102,691.30   $88,414.61
CSV*** ..................     83,340.58    122,628.19    103,822.02    100,657.97    87,581.28

(2)  Policy purchased on 1/2/96
AV**                          57,971.28     58,150.02     55,005.82     59,727.62    59,089.00
CSV***                        53,971.28     54,150.02     51,005.82     55,727.62    55,089.00

--------------------



  *Date Variable Account began operations.  The Aggressive Equity and Emerging
   Markets Variable Accounts had not begun operations as of December 31, 1996.

 **Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

***Cash Surrender Value: Includes deductions for all policy charges, including surrender charges that would have been deducted if the policy had been surrendered on December 31, 1996. Surrender charges vary by policy.

                                  *  *  *  *

  If you have any questions, please contact your Registered Representative, or call Pacific Mutual's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,


/s/ THOMAS C. SUTTON
-------------------------------------
Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Mutual Life Insurance Company

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company



We have audited the accompanying statement of assets and liabilities of the Pacific Select Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Growth LT, Equity Income, Multi-Strategy, Equity Index, and International Variable Accounts) as of December 31, 1996 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective variable accounts constituting the Pacific Select Separate Account as of December 31, 1996 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Costa Mesa, California
February 14, 1997

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS & LIABILITIES
December 31, 1996
(In thousands)

                                                                       High
                                                             Money     Yield    Managed   Government            Growth    Equity
                                                            Market     Bond      Bond     Securities   Growth     LT      Income
                                                            Variable  Variable  Variable   Variable   Variable  Variable  Variable
                                                            Account   Account   Account    Account    Account   Account   Account
                                                            -------   -------   -------    -------    -------   -------   -------
ASSETS


Investments:
  Money Market Portfolio (21 Shares; cost $209).............$   209
  High Yield Bond Portfolio (563 shares; cost $5,166).......          $ 5,593
  Managed Bond Portfolio (49 shares; cost $514).............                    $   525
  Government Securities Portfolio (31 shares; cost $336)....                               $   325
  Growth Portfolio (253 shares; cost $3,972)................                                          $ 5,420
  Growth LT Portfolio (75 shares; cost $975)................                                                    $ 1,235
  Equity Income Portfolio (139 shares; cost $2,135).........                                                              $ 2,850
  Multi-Strategy Portfolio (65 shares; cost $777)...........
  Equity Index Portfolio (115 shares; cost $2,083)..........
  International Portfolio (257 shares; cost $3,374).........


                                                            -------   -------   -------    -------    -------   -------   -------
TOTAL ASSETS................................................    209     5,593       525        325      5,420     1,235     2,850
                                                            -------   -------   -------    -------    -------   -------   -------

LIABILITIES
Payables:
  Mortality and expense risk fee............................               10         1                     9         2         5
                                                            -------   -------   -------    -------    -------   -------   -------
TOTAL LIABILITIES...........................................               10         1                     9         2         5
                                                            -------   -------   -------    -------    -------   -------   -------
NET ASSETS..................................................$   209   $ 5,583   $   524    $   325    $ 5,411   $ 1,233   $ 2,845
                                                            =======   =======   =======    =======    =======   =======   =======



                                                                    Multi-    Equity      Inter-
                                                                   Strategy    Index     national
                                                                   Variable   Variable   Variable
                                                                   Account    Account    Account
                                                                   -------    -------    -------
ASSETS


Investments:
  Money Market Portfolio (21 Shares; cost $209)....................
  High Yield Bond Portfolio (563 shares; cost $5,166)..............
  Managed Bond Portfolio (49 shares; cost $514)....................
  Government Securities Portfolio (31 shares; cost $336)...........
  Growth Portfolio (253 shares; cost $3,972).......................
  Growth LT Portfolio (75 shares; cost $975).......................
  Equity Income Portfolio (139 shares; cost $2,135)................
  Multi-Strategy Portfolio (65 shares; cost $777)..................$   954
  Equity Index Portfolio (115 shares; cost $2,083).................           $ 2,345
  International Portfolio (257 shares; cost $3,374)................                      $ 3,954



                                                                   -------    -------    -------
TOTAL ASSETS.......................................................    954      2,345      3,954
                                                                   -------    -------    -------

LIABILITIES
Payables:
  Mortality and expense risk fee...................................      2          4          7
                                                                   -------    -------    -------
TOTAL LIABILITIES..................................................      2          4          7
                                                                   -------    -------    -------
NET ASSETS.........................................................$   952    $ 2,341    $ 3,947
                                                                   =======    =======    =======

See Notes to Financial Statements.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)



                                              High
                                    Money     Yield   Managed   Government          Growth     Equity   Multi-   Equity   Inter-
                                    Market    Bond     Bond     Securities  Growth    LT       Income  Strategy  Index   national
                                   Variable  Variable Variable   Variable  Variable Variable  Variable Variable Variable Variable
                                   Account   Account  Account    Account   Account  Account   Account  Account   Account  Account
                                   -------   -------  -------    -------   -------  -------   -------  -------   -------  -------
INVESTMENT INCOME
  Dividends....................... $     28  $    429 $     36  $      24  $   547  $     10  $   159  $    70  $    39  $    71
EXPENSES
  Mortality and expense risk fee..        5        33        3          2       45         8       18        6       10       20
                                   --------  -------- --------  ---------  -------  --------  -------  -------  -------  -------
NET INVESTMENT INCOME.............       23       396       33         22      502         2      141       64       29       51
                                   --------  -------- --------  ---------  -------  --------  -------  -------  -------  -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from
   security transactions..........       (1)        5        3         (3)     860        32       49        6       24       31
  Net unrealized appreciation
   (depreciation) on investments..        7       103      (18)       (13)     231       145      267       31      188      465
                                   --------  -------  --------  ---------  -------  --------  -------  -------  -------  -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS...........        6       108      (15)       (16)   1,091       177      316       37      212      496
                                   --------  -------  --------  ---------  -------  --------  -------  -------  -------  -------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....... $     29  $   504  $     18  $       6  $ 1,593  $    179  $   457  $   101  $   241  $   547
                                   ========  =======  ========  =========  =======  ========  =======  =======  =======  =======

See Notes to Financial Statements.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                                                       High
                                                                             Money     Yield     Managed   Government
                                                                             Market     Bond       Bond    Securities    Growth
                                                                           Variable   Variable   Variable   Variable    Variable
                                                                            Account    Account    Account    Account     Account
                                                                           ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS

  Net investment income..................................................  $     23   $    396   $     33   $     22   $     502
  Net realized gain (loss) from security transactions....................        (1)         5          3         (3)        860
  Net unrealized appreciation (depreciation) on investments..............         7        103        (18)       (13)        231
                                                                           --------   --------   --------   --------   ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..............................................        29        504         18          6       1,593
                                                                           --------   --------   --------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
  Transfers of net premiums..............................................                                                      2
  Transfers--policy charges and deductions...............................        (8)       (39)        (5)        (5)       (108)
  Transfers in (from other variable accounts)............................    11,217      5,077         79         12       4,076
  Transfers out (to other variable accounts).............................   (12,403)    (3,676)       (42)       (20)     (7,965)
  Transfers--other.......................................................       (13)        (3)                  (29)       (141)
                                                                           --------   --------   --------   --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS.......................................    (1,207)     1,359         32        (42)     (4,136)
                                                                           --------   --------   --------   --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS....................................    (1,178)     1,863         50        (36)     (2,543)


NET ASSETS
  Beginning of year......................................................     1,387      3,720        474        361       7,954
                                                                           --------   --------   --------   --------   ---------
  End of year............................................................  $    209   $  5,583   $    524   $    325   $   5,411
                                                                           ========   ========   ========   ========   =========

                                                                            Growth     Equity     Multi-     Equity      Inter-
                                                                              LT       Income    Strategy    Index      national
                                                                           Variable   Variable   Variable   Variable    Variable
                                                                            Account    Account    Account    Account     Account
                                                                           ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS

  Net investment income..................................................  $      2   $    141   $     64   $     29   $      51
  Net realized gain (loss) from security transactions....................        32         49          6         24          31
  Net unrealized appreciation (depreciation) on investments..............       145        267         31        188         465
                                                                           --------   --------   --------   --------   ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..............................................       179        457        101        241         547
                                                                           ---------  ---------  ---------  ---------  ----------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
  Transfers of net premiums..............................................                    2
  Transfers--policy charges and deductions...............................       (12)       (80)       (16)       (26)        (52)
  Transfers in (from other variable accounts)............................       496        413          9      1,899       2,052
  Transfers out (to other variable accounts).............................      (332)      (241)        (2)       (17)        (90)
  Transfers--other.......................................................       (16)       (67)         2        (20)        (81)
                                                                           --------   --------   --------   --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS.......................................       136         27         (7)     1,836       1,829
                                                                           --------   --------   --------   --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS....................................       315        484         94      2,077       2,376


NET ASSETS
  Beginning of year......................................................       918      2,361        858        264       1,571
                                                                           --------   --------   --------   --------   ---------
  End of year............................................................  $  1,233   $  2,845   $    952   $  2,341   $   3,947
                                                                           ========   ========   ========   ========   =========

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                                                 High
                                                                     Money       Yield     Managed   Government
                                                                     Market      Bond        Bond    Securities   Growth
                                                                    Variable   Variable    Variable   Variable   Variable
                                                                    Account     Account    Account    Account    Account
                                                                    -------     -------    -------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

Net investment income..........................................   $     67     $   254     $   24     $   17    $    14
Net realized gain (loss) from security transactions............         (2)         15          1         (3)       155
Net unrealized appreciation on investments.....................          3         304         36         42      1,508
                                                                  --------     -------     ------     ------    -------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.....................................         68         573         61         56      1,677
                                                                  --------     -------     ------     ------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions *....................        (26)        (41)         2         (5)      (109)
 Transfers in (from other variable accounts)...................         35          47        330         25      1,201
 Transfers out (to other variable accounts)....................     (1,065)        (34)       (22)       (16)    (1,098)
 Transfers--other *............................................        (27)        (27)        (9)       (24)      (110)
                                                                  --------     -------     ------     ------    -------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM POLICY TRANSACTIONS..............................     (1,083)        (55)       301        (20)      (116)
                                                                  --------     -------     ------     ------    -------
NET INCREASE (DECREASE) IN NET ASSETS..........................     (1,015)        518        362         36      1,561

NET ASSETS
 Beginning of year.............................................      2,402       3,202        112        325      6,393
                                                                  --------     -------     ------     ------    -------
 End of year...................................................   $  1,387     $ 3,720     $  474     $  361    $ 7,954
                                                                  ========     =======     ======     ======    =======

                                                                   Growth      Equity     Multi-      Equity      Inter-
                                                                     LT        Income     Strategy    Index      national
                                                                  Variable    Variable    Variable   Variable    Variable
                                                                  Account     Account     Account     Account     Account
                                                                  -------     -------     -------     -------     -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

Net investment income...........................................  $   59    $     20      $   21      $    4    $     20
Net realized gain (loss) from security transactions.............      15         136          32          24          25
Net unrealized appreciation on investments......................     112         451         115          52         111
                                                                  ------    --------      ------      ------    --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................................     186         607         168          80         156
                                                                  ------    --------      ------      ------    --------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions *.....................      (7)        (50)        (15)        (16)        (45)
 Transfers in (from other variable accounts)....................     688         498          15                     473
 Transfers out (to other variable accounts).....................     (32)       (927)                     (9)        (70)
 Transfers--other *.............................................     (13)       (105)                    (39)        (88)
                                                                  ------    --------      ------      ------    --------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM POLICY TRANSACTIONS...............................     636        (584)          0         (64)        270
                                                                  ------    --------      ------      ------    --------
NET INCREASE (DECREASE) IN NET ASSETS...........................     822          23         168          16         426
NET ASSETS
 Beginning of year..............................................      96       2,338         690         248       1,145
                                                                  ------    --------      ------      ------    --------
 End of year....................................................  $  918    $  2,361      $  858      $  264    $  1,571
                                                                  ======    ========      ======      ======    ========

* Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements.

                        PACIFIC SELECT SEPARATE ACCOUNT

1. SIGNIFICANT ACCOUNTING POLICIES

        The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1996 was comprised of twelve subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the separate Account's financial statements.

        The Separate Account has organized and registered with the Securities and Exchange Commission two new Variable Accounts, the Aggressive Equity Variable Account and the Emerging Markets Variable Account, under the Investment Company Act of 1940. There was no operational activity through December 31, 1996 in both Variable Accounts.

        The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Mutual.

        The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable life policies. The assets of these accounts are carried at market value.

        The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

        Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to their financial statements.

 B. Security Transactions

        Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

        The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

        During 1996, the Fund has declared dividends for each portfolio except for the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of each related portfolio.

3. CHARGES AND EXPENSES

        Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Mutual makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Mutual.

                        PACIFIC SELECT SEPARATE ACCOUNT

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account and is compensated by Pacific Mutual.

5.  SELECTED ACCUMULATION UNIT** INFORMATION

   Selected accumulation unit information for the year ended December 31, 1996 were as follows:

                                                 High
                                    Money        Yield        Managed     Government
                                    Market       Bond          Bond       Securities       Growth
                                   Variable     Variable      Variable     Variable        Variable
                                   Account      Account       Account      Account         Account
                                   -------      -------       -------      -------         -------
ACCUMULATION UNIT
 VALUE:
 Beginning                         $ 14.45      $ 21.16       $ 19.64      $ 18.89         $ 27.60
                                   =======      =======       =======      =======         =======
 Ending                            $ 15.08      $ 23.39       $ 20.34      $ 19.31         $ 33.90
                                   =======      =======       =======      =======         =======
Number of Units
 Outstanding at
 End of Year                        13,843      238,658        25,744       16,830         159,620

                                     Growth        Equity         Multi-          Equity            Inter-
                                       LT          Income        Strategy         Index             national
                                    Variable      Variable       Variable        Variable           Variable
                                    Account       Account        Account         Account            Account
                                    --------      --------       --------       ----------          --------
ACCUMULATION UNIT
 VALUE:
 Beginning                           $ 15.28     $  23.16       $ 21.06         $  18.26           $  16.84
                                     =======     ========       =======         ========           ========
 Ending                              $ 17.89     $  27.47       $ 23.54         $  22.19           $  20.39
                                     =======     ========       =======         ========           ========
 Number of Units
  Outstanding at
  End of Year                         68,915      103,533        40,429          105,503            193,550


----------
** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)


6. POLICY OWNERS' COST OF INVESTMENT IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk (M&E) charges. Total cost and market value of total Policy Owners' investments in the Fund as of December 31, 1996 were as follows (amounts in thousands):

                                                        Money         High Yield        Managed       Government
                                                        Market           Bond             Bond        Securities        Growth
                                                       Variable        Variable         Variable       Variable        Variable
                                                       Account         Account          Account         Account         Account
                                                       -------         -------          -------         -------        --------
Total cost of investments at beginning of year        $  1,395        $   3,398        $    445        $    358       $   6,741
Add:  Total proceeds from sales of
      units net of M&E charges                               3            1,412              77               2             142
        Reinvested distributions from the Fund:
         (a)  Net investment income                         28              391              27              16              26
         (b)  Net realized gain                                              38               9               8             521
                                                     ---------        ---------        --------        --------        --------
                 Sub-Total                               1,426            5,239             558             384           7,430
Less:  Cost of investments disposed during the year      1,217               73              44              48           3,458
                                                     ---------        ---------        --------        --------        --------
Total cost of investments at end of year                   209            5,166             514             336           3,972
Add:  Unrealized appreciation (depreciation)                                427              11             (11)          1,448
                                                     ---------        ---------        --------        --------        --------
Total market value of investments at end of year     $     209        $   5,593        $    525        $    325        $  5,420
                                                     =========        =========        ========        ========        ========

                                                       Growth            Equity          Multi-         Equity          Inter-
                                                         LT              Income         Strategy         Index         national
                                                      Variable          Variable        Variable        Variable       Variable
                                                      Account           Account         Account         Account         Account
                                                      -------           -------         -------         -------         -------
Total cost of investments at beginning of year       $    803          $ 1, 915        $    713        $    189        $  1,458
Add:  Total proceeds from sales of units net
      of M&E charges                                      243               307              10           1,893           2,019
      Reinvested distributions from the Fund:
        (a)  Net investment income                         10                34              26              32              71
        (b)  Net realized gain                                              125              44               7
                                                    ---------         ---------       ---------       ---------       ---------
                       Sub-Total                        1,056             2,381             793           2,121           3,548
Less:  Cost of investments disposed during the year        81               246              16              38             174
                                                    ---------         ---------       ---------       ---------       ---------
Total cost of investments at end of year                  975             2,135             777           2,083           3,374
Add:  Unrealized appreciation                             260               715             177             262             580
                                                    ---------         ---------       ---------       ---------       ---------
Total market value of investments at end of year     $  1,235          $  2,850        $    954        $  2,345        $  3,954
                                                    =========         =========       =========       =========       =========